Schedule of Property Plant and Equipment (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Machinery and Equipment	$ 39,627	$ 29,627
Less: Accumulated Depreciation	18,916	9,612
Property and equipment, net	$ 20,711	$ 20,015